Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2021
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Components of Finance Costs, Net, Include Interest Expense (Income)
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Year ended December 31,

	2021	2020
Interest expense:
Debt	161	156
Derivative financial instruments - hedging activities	(3)	(1)
Other, net	19	14
Fair value gains on cash flow hedges, transfer from equity (see note 19)	(10)	(97)
Net foreign exchange losses on debt	10	97
Net interest expense - debt and other	177	169
Net interest expense - leases	8	10
Net interest expense - pension and other post-employment benefit plans	13	21
Interest income	(2)	(5)
Net interest expense	196	195

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Year ended December 31 ,

	2021	2020
Net gains due to changes in foreign currency exchange rates	(27)	(9)
Net losses (gains) on derivative instruments	19	(21)
Other finance income	(8)	(30)